Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Summary of Significant Accounting Policies [Abstract]
Schedule of Earnings per share
	Three Months Ended September 30, 2014	Three Months Ended September 30, 2013	Nine Months Ended September 30, 2014	Nine Months Ended September 30, 2013
Basic net income (loss) per share computation:
Net income (loss)	$248,165	$(82,219)	$428,796	$95,496
Weighted-average common shares outstanding	3,945,924	3,906,506	3,938,618	3,902,008
Basic net income (loss) per share	$0.06	$(0.02)	$0.11	$0.02
Diluted net income (loss) per share computation:
Net income (loss)	$248,165	$(82,219)	$428,796	$95,496
Weighted-average common shares outstanding	3,945,924	3,906,506	3,938,618	3,902,008
Incremental shares attributable to the common stock equivalents	1,452	—	1,024	—
Total adjusted weighted-average shares	3,947,376	3,906,506	3,939,642	3,902,008
Diluted net income (loss) per share	$0.06	$(0.02)	$0.11	$0.02

	Year Ended December 31, 2013	Year Ended December 31, 2012
Basic net income (loss) per share:
Net income (loss) attributable to common stockholders	$322,548	$(1,235,170)
Weighted-average common shares outstanding	3,902,008	3,846,518
Basic net income (loss) per share attributable to common stockholders	$0.08	$(0.32)
Diluted net income (loss) per share:
Net income (loss) attributable to common stockholders	$322,548	$(1,235,170)
Weighted-average common shares outstanding	3,902,008	3,846,518
Incremental shares attributable to warrants and convertible promissory note	—	—
Total adjusted weighted-average shares	3,902,008	3,846,518
Diluted net income (loss) per share attributable to common stockholders	$0.08	$(0.32)

Schedule of anti-dilutive effect on earnings per share

	Nine Months September 30, 2014	Nine Months September 30, 2013
Stock options	169,116	89,116
Warrants	16,667	25,000

Total potential dilutive securities not included in income per share	185,783	114,116

	Three Months September 30, 2014	Three Months September 30, 2013
Stock options	169,116	89,116
Warrants	16,667	25,000

Total potential dilutive securities not included in income per share	185,783	114,116

	2013	2012
Stock options	89,116	95,824
Warrants	25,000	25,000

Total potential dilutive securities not included in loss per share	114,113	120,824